Net Income Per Ordinary Share - Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share (in shares)	82,101,813	81,532,320	67,110,186
Effect of dilutive share options and other awards outstanding under share based compensation programs (in shares)	615,827	936,043	958,125
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share (in shares)	82,717,640	82,468,363	68,068,311